JPMorgan Investor Balanced Fund Annual Fund Operating Expenses - R6 Shares [Member] - JPMorgan Investor Balanced Fund - Class R6	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.44%